Note 4 - Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.  PROPERTY, PLANT AND EQUIPMENT

     The major components of property, plant and equipment were as follows:

	June 30, 2014	December 31, 2013
Land and leasehold improvements	$27,860	$29,946
Buildings and improvements	36,290	38,914
Machinery, equipment and fixtures	73,424	63,475
	137,574	132,335
Less: accumulated depreciation	(14,202)	(3,900)
	123,372	128,435
Construction in process	10,269	7,731
Property, plant and equipment, net	$133,641	$136,166

    Depreciation expense of $5,392 and $3,162 was recorded during the Successor Quarterly Period and Predecessor Quarterly Period, respectively.  Depreciation expense of $8,965 and $6,314 was recorded during the Successor Six Month Period and Predecessor Six Month Period, respectively. There was no depreciation expense recorded for the Platform Preacquisition Period.

4.  PROPERTY, PLANT AND EQUIPMENT

The major components of property, plant and equipment were as follows:

	December 31, 2013	December 31, 2012
	Successor	Predecessor
Land and leasehold improvements	$29,946	$22,370
Buildings and improvements	38,914	63,979
Machinery, equipment and fixtures	63,475	98,401
	132,335	184,750
Less: accumulated depreciation	(3,900)	(89,118)
	128,435	95,632
Construction in process	7,731	4,759
Property, plant and equipment, net	$136,166	$100,391

For the Successor and Predecessor 2013 Periods, the Company recorded depreciation expense of $3,900 and $10,459, respectively. For the years ended December 31, 2012 and 2011, the Company recorded depreciation expense of $15,093 and $18,167, respectively.